July 19, 2013

VIA EDGAR                                       Securian Letterhead

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC 20549-4644

RE: Post-Effective Amendment pursuant to Rule 485(a)
    Variable Annuity Account
    File Numbers: 333-140230 and 811-04294

Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-4 for the above-referenced Variable Annuity Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission via the Commission's EDGAR system. The amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"). In that regard, the Registrant requests that this filing become effective 60 days after the filing date.

The Registration Statement is being amended to include information regarding the availability of new optional living benefit riders and a new optional death benefit rider. It is also being amended to including information regarding changes to the availability of certain optional riders, and changes to available sub-accounts and underlying funds, among other changes. This revision is substantially similar to another post-effective amendment recently filed (File No. 333-182763).

Any questions or comments regarding this filing may be directed to the undersigned at (651) 665-4145.

Sincerely,

/s/ Daniel P. Preiner
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Daniel P. Preiner
Counsel